UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-8606

DWS Target Date Series

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 5/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2009 (Unaudited)

DWS LifeCompass 2030 Fund

	Shares	Value ($)

Equity - Equity Funds 78.9%
DWS Blue Chip Fund "Institutional"	1,276	15,493
DWS Capital Growth Fund "Institutional"	12,953	513,586
DWS Commodity Securities Fund "Institutional"	27,295	91,166
DWS Communications Fund "Institutional"	21,022	272,232
DWS Disciplined Long/Short Value Fund "Institutional"	64,198	398,673
DWS Disciplined Market Neutral Fund "Institutional"	1,639	15,459
DWS Diversified International Equity Fund "Institutional"	116,186	648,320
DWS Dreman Concentrated Value Fund "Institutional"	8,218	51,036
DWS Dreman High Return Equity Fund "Institutional"	20,068	503,713
DWS Dreman Mid Cap Value Fund "Institutional"	82,597	626,082
DWS Dreman Small Cap Value Fund "Institutional"	47,633	1,197,501
DWS Emerging Markets Equity Fund "Institutional"	27,839	378,606
DWS Equity 500 Index Portfolio "Institutional"	56,313	5,887,485

DWS Europe Equity Fund "Institutional"	74,515	1,444,837
DWS Global Opportunities Fund "Institutional"	5,124	130,457
DWS Global Thematic Fund "Institutional"	33,835	575,191
DWS Gold & Precious Metals Fund "Institutional"	14,609	263,697
DWS Growth & Income Fund "Institutional"	179,854	2,109,690
DWS Health Care Fund "Institutional"	51,707	988,636
DWS International Fund "Institutional"	23,948	904,526
DWS International Value Opportunities Fund "Institutional"	70,335	542,280
DWS Japan Equity Fund "S"	23,129	170,226
DWS Large Cap Value Fund "Institutional"	201,800	2,819,146
DWS Large Company Growth Fund "Institutional"	40,572	870,264
DWS Micro Cap Fund "Institutional"	7,029	74,363
DWS Mid Cap Growth Fund "Institutional"	4,847	45,802
DWS RREEF Global Real Estate Securities Fund "Institutional"	91,840	530,836
DWS RREEF Real Estate Securities Fund "Institutional"	5,890	60,433
DWS S&P 500 Plus Fund "S"	162,235	1,484,455
DWS Small Cap Core Fund "S"	87,089	991,068
DWS Small Cap Growth Fund "Institutional"	16,733	216,354
DWS Technology Fund "Institutional"	173,892	1,587,638

Total Equity Funds (Cost $36,217,398)		26,409,251
Equity - Exchange-Traded Funds 12.1%
Consumer Discretionary Select Sector SPDR Fund	13,957	323,523
Consumer Staples Select Sector SPDR Fund	18,635	430,655
Energy Select Sector SPDR Fund	9,072	467,299
Financial Select Sector SPDR Fund	36,709	453,356
Industrial Select Sector SPDR Fund	19,229	433,037
iShares MSCI Australia Index Fund	23,369	383,719
iShares MSCI Canada Index Fund	18,641	430,793
iShares MSCI EAFE Small Cap Index Fund	7,926	236,591
iShares MSCI France Index Fund	2,088	45,811
iShares MSCI Germany Index Fund	13,424	259,352
iShares MSCI Switzerland Index Fund	1,427	25,872
iShares MSCI United Kingdom Index Fund	18,882	259,250
Utilities Select Sector SPDR Fund	11,070	296,676

Total Exchange-Traded Funds (Cost $4,019,047)		4,045,934
Fixed Income - Bond Funds 7.7%
DWS Core Fixed Income Fund "Institutional"	49,325	427,645
DWS Emerging Markets Fixed Income Fund "Institutional"	8,896	82,648
DWS Floating Rate Plus Fund "Institutional"	5,940	46,746
DWS Global Bond Fund "S"	29,887	293,790
DWS GNMA Fund "Institutional"	2,813	42,198
DWS High Income Fund "Institutional"	41,129	163,695
DWS Inflation Protected Plus Fund "Institutional"	25,591	237,997
DWS Short Duration Plus Fund "Institutional"	7,651	70,007
DWS US Bond Index Fund "Institutional"	119,622	1,223,729

Total Fixed Income - Bond Funds (Cost $2,661,200)		2,588,455
Fixed Income - Money Market Funds 2.0%
Cash Management QP Trust	646,059	646,059
DWS Money Market Prime Series "DWS Cash Investment Trust Class S"	7,961	7,961
DWS Money Market Series "Institutional"	6,845	6,845

Total Fixed Income - Money Market Funds (Cost $660,865)		660,865

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $43,558,510) †	100.7	33,704,505
Other Assets and Liabilities, Net	(0.7)	(248,080)

Net Assets	100.0	33,456,425

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†

The cost for federal income tax purposes was $43,665,823. At May 31, 2009, net unrealized depreciation for all securities based on tax cost was $9,961,318. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $339,589 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $10,300,907.

EAFE: Europe, Australasia and Far East
MSCI: Morgan Stanley Capital International
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund's investments:

Valuation Inputs	Investments in Securities
Level 1	$ 33,058,446
Level 2	646,059
Level 3	-
Total	$ 33,704,505

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass 2030 Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS LifeCompass 2030 Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 20, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 20, 2009